LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 3,937	$ 1,650
BEMC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%	49.00%
Carrying value	2,063	1,650
Shibo Movie [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Carrying value	612
Xinghe Union [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Carrying value	604
Guangxi Dingyuan [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Carrying value	$ 658